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                       METLIFE INVESTORS INSURANCE COMPANY
                   METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

                          SUPPLEMENT DATED MAY 1, 2004
                                       TO
                          PROSPECTUS DATED MAY 1, 2001

This will supplement the prospectus dated May 1, 2001. The following information is provided with respect to the investment options available effective on and after May 1, 2004, under the Flexible Premium Variable Life Insurance Policy and the Flexible Premium Joint and Last Survivor Variable Life Insurance Policy (each, the "Policy") issued by MetLife Investors Insurance Company and MetLife Investors Insurance Company of California.

1. INVESTMENT PORTFOLIOS. The Policy offers the investment portfolios which are listed below. Appendix A contains a summary of investment objectives and subadvisers, if any, for each investment portfolio. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

An investment adviser or subadviser of an investment portfolio or its affiliates may compensate the Company and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based on a percentage of assets of the investment portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40% of assets.

You should read the prospectuses for these funds carefully. You can obtain copies of the fund prospectuses by calling or writing to us at MetLife Investors, P.O. Box 355, Warwick, RI 02887-0355, 1-800-638-9294. You
can also obtain information about the Policy (including a copy of the statement of additional information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

AIM VARIABLE INSURANCE FUNDS (Series I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the Policy:

     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class A portfolio is available under the
Policy:

     AllianceBernstein Real Estate Investment Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 1 portfolios are available under the Policy:

     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund


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MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by Met Investors Advisory, LLC (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A portfolios are available under the
Policy:

     Janus Aggressive Growth Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     MFS(R) Research International Portfolio
     Oppenheimer Capital Appreciation Portfolio
     PIMCO Total Return Portfolio
     Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A portfolios are available under the Policy:

     Salomon Brothers Strategic Bond Opportunities Portfolio
     State Street Research Bond Income Portfolio
     State Street Research Money Market Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio.

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following Initial Class portfolios are available under the
Policy:

     MFS(R) High Income Series
     MFS(R) Investors Trust Series
     MFS(R) New Discovery Series

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IA portfolios are available under the Policy:

     Putnam VT Growth and Income Fund
     Putnam VT International Equity Fund
     Putnam VT Vista Fund

APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the Policy. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (SERIES I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the Policy:

AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.


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AIM V.I. International Growth Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management, L.P. is the investment adviser to each portfolio. The following Class A portfolio is available under the
Policy:

AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the Policy:

Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

Templeton Foreign Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Advisory, LLC has engaged subadvisers to provide investment advice for the individual portfolios. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class A portfolios are available under the Policy:

Janus Aggressive Growth Portfolio

Subadviser: Janus Capital Management LLC

Investment Objective: Seeks long-term growth of capital.

J.P. Morgan Quality Bond Portfolio

Subadviser: J.P. Morgan Investment Management, Inc.

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Subadviser: J.P. Morgan Investment Management Inc.

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income. Lord Abbett Bond Debenture Portfolio


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Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett Growth Opportunities Portfolio

Subadviser: Lord, Abbett & Co. LLC Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

Lord Abbett Mid-Cap Value Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) Research International Portfolio

Subadviser: MFS(R) Investment Management

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

Oppenheimer Capital Appreciation Portfolio

Subadviser: OppenheimerFunds, Inc.

Investment Objective: Seeks capital appreciation.

PIMCO Total Return Portfolio

Subadviser: PIMCO

Investment Objective: The portfolio seeks maximum total return consistent with the preservation of capital and prudent investment management.

Met/Putnam Capital Opportunities Portfolio

Subadviser: Putnam Investment Management, LLC

Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

METROPOLITAN SERIES FUND, INC. (CLASS A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Adviser, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Policy:

Salomon Brothers Strategic Bond Opportunities Portfolio

Subadviser: Salomon Brothers Asset Management Inc.

Investment Objective: Seeks a high level of total return consistent with preservation of capital.

State Street Research Bond Income Portfolio Subadviser: State Street Research & Management Company

Investment Objective: Seeks competitive total return primarily from investing in fixed-income securities.


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State Street Research Money Market Portfolio

Subadviser: State Street Research & Management Company

Investment Objective: Seeks a high level of current income consistent with preservation of capital.

T. Rowe Price Large Cap Growth Portfolio

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: Seeks long term growth of capital and, secondarily, dividend income.

T. Rowe Price Small Cap Growth Portfolio

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: Seeks long-term capital growth.

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the Policy:

MFS(R) High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS(R) Investors Trust Series

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income. The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

MFS(R) New Discovery Series

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies.

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the Policy:

Putnam VT Growth and Income Fund

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

Putnam VT International Equity Fund

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States.

Putnam VT Vista Fund Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on growth stocks.


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DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed for all allocations and transfers effective April 25, 2002, and subsequently substituted); (b) Scudder Variable Series II: Scudder Government Securities Portfolio; Scudder Small Cap Growth Portfolio; and SVS Dreman Small Cap Value Portfolio (closed effective May 1, 2002); (c) Oppenheimer Variable Account Funds: Oppenheimer Captial Appreciation Fund/VA (closed effective May 1,
2004).

Effective as of April 28, 2003,the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund,
Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc.("MSF"); and Mutual Shares Securities Fund was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; (d) Goldman Sachs Variable Insurance Trust ("GSVIT"): GSVIT Growth and Income Fund (closed effective March 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of MIST; and GSVIT International Equity Fund (closed effective March 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of MIST; (e) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of MIST; (f) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series was replaced with the
T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; and the MFS(R) Strategic Income Series was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class A) of MSF; (g) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of MSF; and (h) Putnam Variable Trust (Class IA): Putnam VT New Value Fund (closed effective May 1,
2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of MIST; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of MIST.

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.